Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fuson Group Limited (“Fuson”) [Member]
Related Party Transactions [Line Items]
Percentage of interest rates	6.50%
Minimum [Member]
Related Party Transactions [Line Items]
Percentage of interest rates	4.00%	2.90%
Maximum [Member]
Related Party Transactions [Line Items]
Percentage of interest rates	4.10%	5.35%